Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-third parties	$ 75,870	$ 82,434
Not later than 3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-third parties	64,022	78,288
Between 3 months to 6 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-third parties	9,259	2,867
Between 6 months to 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-third parties	1,440	78
Later than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-third parties	$ 1,149	$ 1,201